Investments - Summary of Aggregated Financial Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interests In Other Entities [Line Items]
NET EARNINGS	[1]	$ 992	$ 3,573
Other comprehensive income	[1]	36	(302)
Total comprehensive income		1,028	3,271
Associates [Member]
Disclosure Of Interests In Other Entities [Line Items]
NET EARNINGS		34	24
Other comprehensive income		6	0
Total comprehensive income		40	24
Joint ventures [Member]
Disclosure Of Interests In Other Entities [Line Items]
NET EARNINGS		32	16
Other comprehensive income		0	0
Total comprehensive income		$ 32	$ 16

[1]	All equity transactions were attributable to common shareholders.